INVESTMENT IN ASSOCIATE (Tables)	12 Months Ended
Nov. 30, 2018
Disclosure of associates [abstract]
Schedule of reconciliation of the investment in Waterproof
	2018	2017	2016
	$	$	$
Balance, beginning of year	509,857	534,893	594,203
Share of loss of equity investment	(119,654)	(25,036)	(59,310)
Currency translation adjustment	7,426	-	-

Balance, end of year	397,629	509,857	534,893

Schedule of statements of financial position and revenue, expenses and losses
	2018	2017	2016
	$	$	$
Current assets	563,806	861,890	1,429,805
Non-current assets	255,904	405,211	614,522
Current liabilities	(678,258)	(844,677)	(1,399,566)
Non-current liabilities	(36,787)	(73,509)	(243,643)

Net assets	74,665	348,915	401,118

	2018	2017	2016
	$	$	$
Revenue	4,999,395	2,358,268	3,575,237
Cost of sales	(3,951,861)	(1,768,559)	(2,576,964)
Expenses	(1,291,786)	(640,815)	(1,119,342)

Loss for the year	(244,252)	(51,106)	(121,069)